Fees and Expenses	Dec. 31, 2024
SmartETFs Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Asia Pacific Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:	0.75%
Distribution and Service (12b-1) Fees:	None
All Other Expenses:	3.36%
Total Annual Fund Operating Expense:	4.11%
Fee Waiver/Expense Reimbursement:[1]	(3.33)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:[1]	0.78%

[1] The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual fund operating expenses to 0.78% through June 30, 2028. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in SmartETFs Asia Pacific Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$80	$249	$1,188	$3,609

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 18.84% of the average value of its portfolio.

Portfolio Turnover, Rate	18.84%
SmartETFs Dividend Builder ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Dividend Builder ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:		0.45%
Distribution and Service (12b-1) Fees:		None
Other Expenses:		0.56%
Tax Expense	0.01%
All Other Expenses	0.55%
Total Annual Fund Operating Expense:		1.01%
Fee Waiver/Expense Reimbursement:[1]		(0.35)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:[1]		0.66%

[1]      The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.65% through June 30, 2028. This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in SmartETFs Dividend Builder ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$67	$211	$450	$1,135

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when SmartETFs Dividend Builder ETF shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 10.07% of the average value of its portfolio.

Portfolio Turnover, Rate	10.07%
SmartETFs Smart Transportation & Technology ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Smart Transportation & Technology ETF. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:	0.68%
Distribution and Service (12b-1) Fees:	None
Other Expenses:[1]	0.34%
Total Annual Fund Operating Expense:	1.02%
Fee Waiver/Expense Reimbursement:[1]	(0.34)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:[1]	0.68%

[1] The Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses to 0.68% through June 30, 2028.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in SmartETFs Smart Transportation & Technology ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$69	$218	$458	$1,150

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, may affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 7.68% of the average value of its portfolio.

Portfolio Turnover, Rate	7.68%
SmartETFs Sustainable Energy II ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of SmartETFs Sustainable Energy II ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Management Fees:	0.79%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	2.33%
Total Annual Fund Operating Expense:	3.12%
Fee Waiver/Expense Reimbursement:[1]	(2.33)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement:[1]	0.79%

[1]      The Adviser has contractually agreed to reduce its fees and/or pay ETF expenses (excluding acquired fund fees and expenses, fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s total annual operating expenses to 0.79% through June 30, 2028.This contractual arrangement may be terminated by the Board of the Fund at any time without penalty upon 60 days’ notice.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in SmartETFs Sustainable Energy II ETF with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that you may pay to buy and sell shares. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$81	$252	$972	$2,892

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, may affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 21.40% of the average value of its portfolio.

Portfolio Turnover, Rate	21.40%